Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Cost	Licenses $000s
Balance as of January 1, 2020	625
Additions	275
Balance as of December 31, 2020	900
Additions	90
Balance as of December 31, 2021	990

Disclosure of Accumulated amortization

Accumulated amortization	Licenses $000s
Balance as of January 1, 2020	—
Amortization	(1)
Balance as of December 31, 2020	(1)
Amortization	(2)
Balance as of December 31, 2021	(3)

Disclosure of Intangible assets, net

Intangible assets, net	Licenses $000s
Balance as of December 31, 2020	899
Balance as of December 31, 2021	987